Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 258	€ 324
Receivables	3,567	7,857
Accrued income	736	814
Right-of-use assets	150	158				€ 199
Other assets and receivables	€ 4,712	€ 9,153	[1]	€ 6,679

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.